John Hancock

Diversified Real Assets

Quarterly portfolio holdings 6/30/19

Fund’s investments

As of 6-30-19 (unaudited)

	Shares	Value
Common stocks 98.7%		$987,281,836
(Cost $996,963,168)
Communication services 1.1%		10,609,209

Diversified telecommunication services 0.6%
BT Group PLC	769,359	1,923,660
China Tower Corp., Ltd., H Shares (A)	14,290,000	3,753,589
Media 0.3%
Comcast Corp., Class A	81,609	3,450,429
Wireless telecommunication services 0.2%
NTT DOCOMO, Inc.	63,498	1,481,531
Energy 38.5%		385,582,362

Energy equipment and services 3.0%
Apergy Corp. (B)	56,204	1,885,082
Baker Hughes, a GE Company	60,476	1,489,524
Calfrac Well Services, Ltd. (B)	361,952	574,900
Ensco Rowan PLC, Class A (C)	160,804	1,371,658
Halliburton Company	220,852	5,022,174
Helmerich & Payne, Inc.	27,770	1,405,717
Patterson-UTI Energy, Inc.	341,680	3,932,737
Precision Drilling Corp. (B)	806,029	1,514,132
Schlumberger, Ltd.	159,820	6,351,247
TechnipFMC PLC	188,498	4,889,638
Transocean, Ltd. (B)	191,066	1,224,733
Trican Well Service, Ltd. (B)(C)	727,988	650,411
Oil, gas and consumable fuels 35.5%
Abraxas Petroleum Corp. (B)	208,569	214,826
Advantage Oil & Gas, Ltd. (B)	1,121,832	1,396,347
Aker BP ASA	97,321	2,806,856
Apache Corp.	25,729	745,369
ARC Resources, Ltd.	246,754	1,207,814
BP PLC	2,831,069	19,723,464
Cabot Oil & Gas Corp.	235,344	5,403,498
Callon Petroleum Company (B)	295,108	1,944,762
Cameco Corp.	189,336	2,029,917
Canadian Natural Resources, Ltd.	311,713	8,404,861
Cenovus Energy, Inc.	882,813	7,786,255
Cheniere Energy, Inc. (B)	24,245	1,659,570
Chevron Corp.	199,983	24,885,885
Cimarex Energy Company	80,650	4,784,965
Concho Resources, Inc.	97,790	10,089,972
ConocoPhillips	189,822	11,579,142
Continental Resources, Inc. (B)	185,904	7,824,699
Devon Energy Corp.	237,451	6,772,103
Diamondback Energy, Inc.	101,500	11,060,455
Encana Corp.	722,351	3,706,769
Enerplus Corp.	412,890	3,105,621
EOG Resources, Inc.	114,241	10,642,692
EQT Corp.	110,751	1,750,973
Equinor ASA	404,924	8,032,632
Exxon Mobil Corp.	250,153	19,169,224
Galp Energia SGPS SA	516,208	7,938,904
Hess Corp.	96,480	6,133,234

2	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Hurricane Energy PLC (B)(C)	1,028,123	$685,983
Husky Energy, Inc.	293,917	2,785,316
Imperial Oil, Ltd.	89,904	2,489,343
Kelt Exploration, Ltd. (B)	521,630	1,553,478
Keyera Corp.	150,859	3,882,210
Lundin Petroleum AB	245,637	7,653,238
Marathon Oil Corp.	380,171	5,402,230
Marathon Petroleum Corp.	126,775	7,084,187
NexGen Energy, Ltd. (B)(C)	204,477	318,532
Noble Energy, Inc.	83,037	1,860,029
NuVista Energy, Ltd. (B)	825,786	1,645,834
Occidental Petroleum Corp.	123,766	6,222,954
Parex Resources, Inc. (B)	115,277	1,849,467
Parsley Energy, Inc., Class A (B)	249,426	4,741,588
Pembina Pipeline Corp.	95,330	3,548,805
Phillips 66	106,653	9,976,322
Pioneer Natural Resources Company	66,152	10,178,147
Range Resources Corp.	138,393	965,983
Royal Dutch Shell PLC, A Shares	847,265	27,652,782
Snam SpA	372,186	1,851,560
Suncor Energy, Inc.	480,957	15,002,935
TC Energy Corp.	169,669	8,411,219
The Williams Companies, Inc.	292,580	8,203,943
Tidewater Midstream and Infrastructure, Ltd.	891,105	973,067
TOTAL SA	242,828	13,621,143
Tourmaline Oil Corp.	55,323	704,660
Valero Energy Corp.	128,006	10,958,594
WPX Energy, Inc. (B)	368,901	4,246,051
Financials 0.2%		2,555,908

Diversified financial services 0.2%
Berkshire Hathaway, Inc., Class B (B)	11,990	2,555,908
Industrials 0.9%		9,202,643

Construction and engineering 0.4%
Vinci SA	34,968	3,571,132
Road and rail 0.3%
Canadian National Railway Company	33,121	3,065,378
Transportation infrastructure 0.2%
Japan Airport Terminal Company, Ltd.	60,000	2,566,133
Information technology 0.3%		2,622,594

IT services 0.3%
InterXion Holding NV (B)	34,467	2,622,594
Materials 18.3%		182,928,910

Chemicals 0.6%
Albemarle Corp.	5,984	421,333
Corteva, Inc. (B)	15,947	471,553
Dow, Inc.	12,999	640,981
DuPont de Nemours, Inc. (B)	11,351	852,120
LyondellBasell Industries NV, Class A	20,971	1,806,232
Nutrien, Ltd.	25,759	1,377,892

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	3

	Shares	Value
Materials (continued)
Metals and mining 17.5%
Agnico Eagle Mines, Ltd.	134,634	$6,902,621
Alacer Gold Corp. (B)	151,912	527,815
Alamos Gold, Inc., Class A	174,110	1,050,337
Alcoa Corp. (B)	108,162	2,532,072
Altius Minerals Corp. (C)	86,943	844,500
Anglo American PLC	76,000	2,171,208
AngloGold Ashanti, Ltd., ADR	29,604	527,247
Antofagasta PLC	62,640	739,914
B2Gold Corp. (B)	762,273	2,316,709
Barrick Gold Corp.	490,868	7,747,884
BHP Group PLC, ADR	203,261	10,388,670
BHP Group, Ltd., ADR (C)	312,066	18,134,155
Boliden AB	61,017	1,563,495
Capstone Mining Corp. (B)	1,000,000	450,536
Champion Iron, Ltd. (B)	425,000	911,954
Cobalt 27 Capital Corp. (B)	377,682	1,219,957
Continental Gold, Inc. (B)	63,350	183,343
Detour Gold Corp. (B)	244,530	3,084,751
Endeavour Mining Corp. (B)	150,868	2,459,648
ERO Copper Corp. (B)	302,033	5,115,568
First Quantum Minerals, Ltd.	460,225	4,371,883
Fortescue Metals Group, Ltd.	60,000	381,575
Franco-Nevada Corp.	87,989	7,468,197
Freeport-McMoRan, Inc.	574,419	6,669,005
Fresnillo PLC	22,520	249,248
Glencore PLC (B)	484,366	1,676,361
Golden Star Resources, Ltd. (B)	131,000	530,182
Hudbay Minerals, Inc.	243,640	1,319,085
Ivanhoe Mines, Ltd., Class A (B)	976,370	3,101,599
Kinross Gold Corp. (B)	484,802	1,873,237
Kirkland Lake Gold, Ltd.	169,297	7,293,908
Lucara Diamond Corp. (C)	823,570	993,655
Lundin Mining Corp.	882,870	4,860,824
MAG Silver Corp. (B)	123,681	1,305,236
Marathon Gold Corp. (B)	150,000	131,725
Nevada Copper Corp. (B)	5,400,000	1,360,773
New Gold, Inc. (B)	156,312	151,591
Newcrest Mining, Ltd.	81,349	1,827,605
Newmont Goldcorp Corp.	350,826	13,496,276
Nexa Resources SA	15,240	152,918
Nucor Corp.	14,119	777,957
OceanaGold Corp.	244,598	668,673
Osisko Gold Royalties, Ltd.	122,878	1,280,810
Osisko Mining, Inc. (B)(C)	571,799	1,440,905
Pan American Silver Corp.	15,920	205,815
Pretium Resources, Inc. (B)	24,750	247,396
Rio Tinto PLC, ADR	242,474	15,115,829
Sandstorm Gold, Ltd. (B)	106,303	590,144
Seabridge Gold, Inc. (B)(C)	21,072	285,104
SEMAFO, Inc. (B)	466,955	1,839,936
SilverCrest Metals, Inc. (B)	211,230	835,532
SolGold PLC (B)	600,000	247,413
South32, Ltd.	508,364	1,139,569

4	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Materials (continued)
Metals and mining (continued)
Southern Copper Corp.	67,482	$2,621,676
SSR Mining, Inc. (B)	173,622	2,375,859
Steel Dynamics, Inc.	4,913	148,373
Stornoway Diamond Corp. (B)(C)	3,062,000	58,455
Teck Resources, Ltd., Class B	359,250	8,290,279
TMAC Resources, Inc. (B)(C)	61,574	291,519
Turquoise Hill Resources, Ltd. (B)	736,234	916,392
Vale SA, ADR	39,028	524,536
Western Areas, Ltd.	1,056,207	1,462,150
Wheaton Precious Metals Corp.	206,946	5,004,757
Yamana Gold, Inc.	402,562	1,020,584
Paper and forest products 0.2%
Interfor Corp. (B)	98,975	1,053,577
West Fraser Timber Company, Ltd.	18,169	828,292
Real estate 34.5%		345,044,519

Equity real estate investment trusts 31.3%
Activia Properties, Inc.	475	2,067,462
Aedifica SA	5,811	554,762
Agree Realty Corp.	67,984	4,354,375
Alexandria Real Estate Equities, Inc.	59,759	8,431,397
alstria office REIT-AG	60,297	976,043
American Campus Communities, Inc.	127,898	5,903,772
American Homes 4 Rent, Class A	165,777	4,030,039
American Tower Corp.	19,151	3,915,422
Americold Realty Trust	196,473	6,369,655
Apartment Investment & Management Company, A Shares	126,501	6,340,230
Assura PLC	796,936	645,436
Brixmor Property Group, Inc.	235,630	4,213,064
Canadian Apartment Properties REIT	55,520	2,050,282
CoreSite Realty Corp.	41,570	4,787,617
Cromwell Property Group (B)	184,828	149,947
Crown Castle International Corp.	39,039	5,088,734
CubeSmart	263,096	8,797,930
CyrusOne, Inc.	50,563	2,918,496
Derwent London PLC	11,811	467,726
Dexus	102,543	935,466
Douglas Emmett, Inc.	123,560	4,922,630
Equinix, Inc.	30,286	15,272,927
Equity LifeStyle Properties, Inc.	106,361	12,905,844
Equity Residential	145,808	11,069,743
Essential Properties Realty Trust, Inc.	154,629	3,098,765
Essex Property Trust, Inc.	21,557	6,293,135
Extra Space Storage, Inc.	102,420	10,866,762
Frasers Centrepoint Trust	422,700	812,242
Frontier Real Estate Investment Corp.	280	1,194,892
Gecina SA	10,498	1,571,366
Global One Real Estate Investment Corp.	1,611	2,007,510
GLP J-REIT	927	1,056,276
Goodman Group	165,420	1,748,453
Granite Real Estate Investment Trust	28,695	1,321,081
Great Portland Estates PLC	108,940	946,817
Green REIT PLC	373,408	768,569

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	5

	Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
HCP, Inc.	272,636	$8,718,899
Host Hotels & Resorts, Inc.	56,784	1,034,604
Intu Properties PLC	189,656	183,446
Invitation Homes, Inc.	183,411	4,902,576
Japan Logistics Fund, Inc.	281	643,147
Japan Real Estate Investment Corp.	108	657,376
Japan Rental Housing Investments, Inc.	210	163,269
JBG SMITH Properties	134,740	5,300,672
Kilroy Realty Corp.	61,248	4,520,715
Kimco Realty Corp.	327,999	6,061,422
Klepierre SA	63,637	2,132,024
Liberty Property Trust	46,600	2,331,864
Link REIT	350,100	4,308,125
Mapletree Logistics Trust	1,910,700	2,246,803
Medical Properties Trust, Inc.	317,367	5,534,880
Merlin Properties Socimi SA	146,697	2,033,441
MGM Growth Properties LLC, Class A	132,603	4,064,282
Mid-America Apartment Communities, Inc.	77,343	9,107,912
Mirvac Group	796,756	1,753,927
Mori Hills REIT Investment Corp.	1,377	1,950,494
Mori Trust Sogo REIT, Inc.	601	976,787
Paramount Group, Inc.	274,154	3,840,898
Physicians Realty Trust	187,361	3,267,576
Premier Investment Corp.	1,118	1,471,429
Prologis, Inc.	181,068	14,503,547
Regency Centers Corp.	89,755	5,990,249
Rexford Industrial Realty, Inc.	155,530	6,278,746
Ryman Hospitality Properties, Inc.	72,441	5,874,241
Scentre Group	572,132	1,544,058
Segro PLC	215,934	2,004,849
Simon Property Group, Inc.	43,550	6,957,548
SmartCentres Real Estate Investment Trust	82,042	2,080,573
STAG Industrial, Inc.	144,861	4,380,597
STORE Capital Corp.	228,498	7,583,849
The British Land Company PLC	164,679	1,127,073
The GPT Group	556,410	2,404,165
The PRS REIT PLC	350,383	418,459
The UNITE Group PLC	77,715	961,634
Tritax EuroBox PLC (A)	273,717	333,223
VEREIT, Inc.	682,874	6,152,695
VICI Properties, Inc.	197,011	4,342,122
Welltower, Inc.	162,347	13,236,151
XYMAX REIT Investment Corp.	466	545,731
Real estate management and development 3.2%
CapitaLand, Ltd.	531,600	1,388,129
Castellum AB	85,028	1,626,987
CK Asset Holdings, Ltd.	365,500	2,863,356
Daibiru Corp.	55,300	515,364
Deutsche Wohnen SE	42,098	1,542,603
Fabege AB	116,812	1,758,853
Grainger PLC	249,786	779,391
Hongkong Land Holdings, Ltd.	321,700	2,073,590
Mitsubishi Estate Company, Ltd.	225,400	4,200,883

6	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

				Shares	Value
Real estate (continued)
Real estate management and development (continued)
Mitsui Fudosan Company, Ltd.				119,200	$2,897,060
New World Development Company, Ltd.				1,435,588	2,245,503
Sino Land Company, Ltd.				1,158,000	1,942,056
Sun Hung Kai Properties, Ltd.				43,000	729,498
Swiss Prime Site AG (B)				21,530	1,880,336
Tokyo Tatemono Company, Ltd.				51,200	569,994
Urban & Civic PLC				161,704	680,589
VGP NV				2,299	190,370
Vonovia SE				91,669	4,379,012
Utilities 4.9%					48,735,691

Electric utilities 1.9%
Avangrid, Inc.				54,240	2,739,120
CK Infrastructure Holdings, Ltd.				267,688	2,181,735
Edison International				47,732	3,217,614
Enel Americas SA				738,060	130,169
Enel SpA				474,699	3,311,382
Iberdrola SA				462,249	4,602,235
NextEra Energy, Inc.				14,703	3,012,057
Gas utilities 0.7%
Beijing Enterprises Holdings, Ltd.				472,513	2,401,892
ENN Energy Holdings, Ltd.				211,397	2,057,231
UGI Corp.				51,231	2,736,248
Independent power and renewable electricity producers 0.5%
China Longyuan Power Group Corp., Ltd., H Shares				3,705,113	2,380,746
Huaneng Renewables Corp., Ltd., H Shares				7,490,647	2,062,338
NextEra Energy Partners LP (C)				11,936	575,912
Multi-utilities 1.3%
E.ON SE				295,856	3,210,073
Engie SA				188,637	2,860,397
Innogy SE				16,899	723,907
National Grid PLC				229,391	2,439,552
Sempra Energy				24,444	3,359,583
Water utilities 0.5%
Cia de Saneamento do Parana				62,856	1,319,011
Guangdong Investment, Ltd.				878,578	1,737,127
Severn Trent PLC				64,477	1,677,362
Rights 0.0%					$35,540
(Cost $0)
Enel Americas SA (Expiration Date: 7-29-19; Strike Price: CLP 110.24) (B)				240,610	3,551
GE Capital Australia Funding Pty, Ltd. (Expiration Date: 12-31-49) (B)(D)(E)				83,300	31,989

		Yield (%)		Shares	Value
Securities lending collateral 2.3%					$23,285,223
(Cost $23,279,014)
John Hancock Collateral Trust (F)		2.4614	(G)	2,326,800	23,285,223

	Yield* (%)	Maturity date		Par value^	Value
Short-term investments 0.7%					$7,096,156
(Cost $7,096,331)
U.S. Government Agency 0.4%					3,696,156

Federal Home Loan Bank Discount Note	2.100	07-18-19		3,700,000	3,696,156

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	7

	Par value^	Value
Repurchase agreement 0.3%		3,400,000

Bank of America Corp. Tri-Party Repurchase Agreement dated 6-28-19 at 2.500% to be repurchased at $3,400,708 on 7-1-19, collateralized by $3,291,165 Government National Mortgage Association, 4.500% - 5.000% due 11-20-48 to 1-20-49 (valued at $3,468,000, including interest)	3,400,000	3,400,000
Total investments (Cost $1,027,338,513) 101.7%		$1,017,698,755
Other assets and liabilities, net (1.7%)		(16,796,593)
Total net assets 100.0%		$1,000,902,162

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

Currency Abbreviations

CLP	Chilean Peso

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 6-30-19. The value of securities on loan amounted to $22,653,909.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 6-30-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The fund had the following country composition as a percentage of net assets on 6-30-19:

United States	54.2%
Canada	17.3%
United Kingdom	5.8%
Australia	4.4%
Netherlands	3.0%
Japan	2.5%
France	2.4%
Hong Kong	2.0%
Sweden	1.3%
Norway	1.1%
Other countries	6.0%
TOTAL	100.0%

8	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of June 30, 2019, by major security category or type:

			Level 2	Level 3
	Total	Level 1	significant	significant
	value at	quoted	observable	unobservable
	6-30-19	price	inputs	inputs
Investments in securities:
Assets
Common stocks
Communication services	$10,609,209	$3,450,429	$7,158,780	—
Energy	385,582,362	295,615,800	89,966,562	—
Financials	2,555,908	2,555,908	—	—
Industrials	9,202,643	3,065,378	6,137,265	—
Information technology	2,622,594	2,622,594	—	—
Materials	182,928,910	171,717,785	11,211,125	—
Real estate	345,044,519	269,018,518	76,026,001	—
Utilities	48,735,691	17,089,714	31,645,977	—
Rights	35,540	3,551	—	$31,989
Securities lending collateral	23,285,223	23,285,223	—	—
Short-term investments	7,096,156	—	7,096,156	—
Total investments in securities	$1,017,698,755	$788,424,900	$229,241,866	$31,989

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

9

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	3,443,184	14,772,702	(15,889,086)	2,326,800	—	—	$1,913	$281	$23,285,223

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

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More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

	DRAQ1	06/19
This report is for the information of the shareholders of John Hancock Diversified Real Assets.		8/19